CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Gain on retail, wholesale and revolving credit notes sold													38	147,461
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Other than temporary impairment of retained interests												815	4,108	37,468
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax (benefit) provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to the noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477	44,409	52,562	50,253	52,822	45,858	57,965	24,394	32,402	167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,499		11,095							195,995	129,456	184,608	191,496	192,676
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
CNH Capital LLC
Interest expense:
Interest expense to third parties	10,860		1,273							31,468	1,273	8,184
Interest expense to affiliates	83		53							228	131	190	155	110
Total interest expense	10,943		1,326							31,696	1,404	8,374	155	110
Operating expenses:
Other expenses												1	1	1
Total operating expenses												1	1	1
Total expenses	10,943		1,326							31,696	1,404	8,375	156	111
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	(10,943)		(1,326)							(31,696)	(1,404)	(8,375)	(156)	(111)
Income tax (benefit) provision	(4,287)		(528)							(12,420)	(559)	(3,282)	(62)	(48)
Equity in income of consolidated subsidiaries accounted for under the equity method	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME	56,477		52,562							167,860	155,637	200,046	160,619	113,276
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	56,477		52,562							167,860	155,637	200,046	160,619	113,276
COMPREHENSIVE INCOME	83,025		10,800							194,769	128,356	183,120	189,635	190,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	83,025		10,800							194,769	128,356	183,120	189,635	190,234
Guarantor Entities
REVENUES
Interest income on retail and other notes and finance leases	2,650		4,041							9,402	13,554	17,089	22,272	37,686
Interest and other income from affiliates	46,382		40,244							130,291	111,554	153,927	153,814	105,741
Gain on retail, wholesale and revolving credit notes sold													38	(18,326)
Servicing fee income	21,185		18,600							60,198	53,356	72,087	68,145	72,806
Rental income on operating leases	20,314		22,859							62,402	64,062	85,346	105,844	111,257
Other income	8,823		7,626							22,590	22,018	29,237	30,695	27,010
Total revenues	99,354		93,370							284,883	264,544	357,686	380,808	336,174
Interest expense:
Interest expense to third parties	1,294		1,430							4,705	(7,824)	(755)	20,296	41,657
Interest expense to affiliates	37,314		33,766							102,682	98,164	131,869	121,999	105,731
Total interest expense	38,608		35,196							107,387	90,340	131,114	142,295	147,388
Operating expenses:
Fees charged by affiliates	12,239		11,784							38,515	36,286	50,055	50,613	55,769
Provision for credit losses	3,735		3,663							(10,294)	8,987	31,463	70,981	43,255
Other than temporary impairment of retained interests												30
Depreciation of equipment on operating leases	15,963		18,127							49,636	50,966	66,279	87,838	93,777
Other expenses	6,521		5,915							21,688	22,701	29,213	27,208	40,642
Total operating expenses	38,458		39,489							99,545	118,940	177,040	236,640	233,443
Total expenses	77,066		74,685							206,932	209,280	308,154	378,935	380,831
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	22,288		18,685							77,951	55,264	49,532	1,873	(44,657)
Income tax (benefit) provision	9,152		6,397							30,913	18,060	18,830	1,303	(23,094)
Equity in income of consolidated subsidiaries accounted for under the equity method	49,997		41,072							140,098	119,278	174,437	160,143	134,902
NET INCOME	63,133		53,360							187,136	156,482	205,139	160,713	113,339
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	63,133		53,360							187,136	156,482	205,139	160,713	113,339
COMPREHENSIVE INCOME	89,681		11,598							214,045	129,201	188,213	189,729	190,297
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	89,681		11,598							214,045	129,201	188,213	189,729	190,297
All Other Subsidiaries
REVENUES
Interest income on retail and other notes and finance leases	59,066		55,093							169,170	163,259	221,241	245,279	85,873
Interest and other income from affiliates	88,636		85,848							263,369	258,969	346,146	306,906	127,868
Gain on retail, wholesale and revolving credit notes sold														165,787
Servicing fee income	29		97							125	441	514	1,419	9,515
Rental income on operating leases	13,360		11,516							37,264	39,767	52,383	35,145	27,147
Other income	8,718		11,008							28,287	32,127	41,950	44,555	22,200
Total revenues	169,809		163,562							498,215	494,563	662,234	633,304	438,390
Interest expense:
Interest expense to third parties	39,948		50,992							127,120	173,759	216,760	212,152	35,911
Interest expense to affiliates	9,112		7,579							26,890	23,437	30,653	42,767	44,707
Total interest expense	49,060		58,571							154,010	197,196	247,413	254,919	80,618
Operating expenses:
Fees charged by affiliates	23,680		21,427							68,202	61,740	83,744	77,075	25,803
Provision for credit losses	8,345		4,521							26,112	4,456	1,390	5,413	45,687
Other than temporary impairment of retained interests												785	4,108	37,468
Depreciation of equipment on operating leases	11,058		9,557							30,779	33,665	44,035	30,010	22,392
Other expenses	1,637		3,729							4,497	4,866	6,437	15,949	13,635
Total operating expenses	44,720		39,234							129,590	104,727	136,391	132,555	144,985
Total expenses	93,780		97,805							283,600	301,923	383,804	387,474	225,603
Income (loss) before income taxes and equity in income of consolidated subsidiaries accounted for under the equity method	76,029		65,757							214,615	192,640	278,430	245,830	212,787
Income tax (benefit) provision	25,558		24,390							73,291	72,262	102,505	83,826	75,443
NET INCOME	50,471		41,367							141,324	120,378	175,925	162,004	137,344
Net income attributed to the noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	49,997		41,072							140,098	119,278	174,437	160,143	134,902
COMPREHENSIVE INCOME	72,498		547							163,693	94,863	160,064	188,666	204,052
Comprehensive income attributed to noncontrolling interest	(474)		(295)							(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	72,024		252							162,467	93,763	158,576	186,805	201,610
Eliminations
REVENUES
Interest and other income from affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Servicing fee income	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total revenues	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Interest expense:
Interest expense to affiliates	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Total interest expense	(37,097)		(31,285)							(102,689)	(85,826)	(118,067)	(84,337)	(47,984)
Operating expenses:
Fees charged by affiliates	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total operating expenses	(21,007)		(18,348)							(59,522)	(52,477)	(70,854)	(66,224)	(24,380)
Total expenses	(58,104)		(49,633)							(162,211)	(138,303)	(188,921)	(150,561)	(72,364)
Equity in income of consolidated subsidiaries accounted for under the equity method	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	(113,130)		(94,432)							(327,234)	(275,760)	(379,576)	(320,856)	(248,241)
COMPREHENSIVE INCOME	(161,705)		(11,850)							(376,512)	(222,964)	(346,789)	(376,534)	(391,907)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ (161,705)		$ (11,850)							$ (376,512)	$ (222,964)	$ (346,789)	$ (376,534)	$ (391,907)